Concentrations of Credit Risk: (Details) (USD $)	Dec. 31, 2012
Concentrations of Credit Risk (Textual) [Abstract]
FDIC increased its deposit coverage on all accounts	$ 250,000
FDIC's TALC program that provides insurance for all funds in non-interest bearing accounts	100.00%
Total FHLB deposits	3,900,000
Total deposits at federal reserve	$ 5,600,000